Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	20
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	2.18269%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,737,928.84

Principal:
Principal Collections	$24,564,150.73
Prepayments in Full	$12,972,145.56
Liquidation Proceeds	$518,868.59
Recoveries	$56,915.96
Sub Total	$38,112,080.84
Collections	$39,850,009.68

Purchase Amounts:
Purchase Amounts Related to Principal	$243,441.73
Purchase Amounts Related to Interest	$655.74
Sub Total	$244,097.47

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,094,107.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	20
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,094,107.15
Servicing Fee	$719,909.82	$719,909.82	$0.00	$0.00	$39,374,197.33
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,374,197.33
Interest - Class A-2a Notes	$74,043.89	$74,043.89	$0.00	$0.00	$39,300,153.44
Interest - Class A-2b Notes	$53,399.74	$53,399.74	$0.00	$0.00	$39,246,753.70
Interest - Class A-3 Notes	$628,337.50	$628,337.50	$0.00	$0.00	$38,618,416.20
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$38,401,616.20
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,401,616.20
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$38,313,602.87
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,313,602.87
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$38,250,460.87
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,250,460.87
Regular Principal Payment	$34,977,900.93	$34,977,900.93	$0.00	$0.00	$3,272,559.94
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,272,559.94
Residual Released to Depositor	$0.00	$3,272,559.94	$0.00	$0.00	$0.00
Total		$40,094,107.15

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,977,900.93
Total					$34,977,900.93
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$24,993,141.07	$62.48	$74,043.89	$0.19	$25,067,184.96	$62.67
Class A-2b Notes	$9,984,759.86	$62.48	$53,399.74	$0.33	$10,038,159.60	$62.81
Class A-3 Notes	$0.00	$0.00	$628,337.50	$1.39	$628,337.50	$1.39
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$34,977,900.93	$22.25	$1,123,736.46	$0.71	$36,101,637.39	$22.96

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	20

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$66,806,516.86	0.1670163	$41,813,375.79	0.1045334
Class A-2b Notes	$26,689,203.48	0.1670163	$16,704,443.62	0.1045334
Class A-3 Notes	$451,500,000.00	1.0000000	$451,500,000.00	1.0000000
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$759,085,720.34	0.4829435	$724,107,819.41	0.4606899

Pool Information
Weighted Average APR	2.365%	2.360%
Weighted Average Remaining Term	40.25	39.40
Number of Receivables Outstanding	47,108	46,086
Pool Balance	$863,891,786.22	$825,084,154.95
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$794,889,718.67	$759,329,703.27
Pool Factor	0.5028405	0.4802519

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$65,754,451.68
Targeted Overcollateralization Amount	$100,976,335.54
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$100,976,335.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	20
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		109	$509,024.66
(Recoveries)		103	$56,915.96
Net Loss for Current Collection Period			$452,108.70
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6280%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5334%
Second Prior Collection Period			0.5341%
Prior Collection Period			0.1681%
Current Collection Period			0.6424%
Four Month Average (Current and Prior Three Collection Periods)			0.4695%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2195	$8,885,937.67
(Cumulative Recoveries)			$948,061.80
Cumulative Net Loss for All Collection Periods			$7,937,875.87
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4620%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,048.26
Average Net Loss for Receivables that have experienced a Realized Loss			$3,616.34

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.13%	419	$9,296,896.21
61-90 Days Delinquent	0.15%	49	$1,232,451.13
91-120 Days Delinquent	0.02%	7	$139,163.28
Over 120 Days Delinquent	0.05%	14	$391,454.26
Total Delinquent Receivables	1.34%	489	$11,059,964.88

Repossession Inventory:
Repossessed in the Current Collection Period		27	$650,115.00
Total Repossessed Inventory		38	$1,014,416.41

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1435%
Prior Collection Period			0.1210%
Current Collection Period			0.1519%
Three Month Average			0.1388%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2137%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	20

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer